Stock-based Compensation - Schedule of Estimated Weighted Average Assumptions (Details) (10-K) - SayMedia, Inc [Member] - 2015 Stock Option Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Volatility	48.75%	75.00%	102.90%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms (in years)	6 years 11 days	6 years 7 days	6 years 7 days
Risk-free interest rate	2.69%	2.12%	1.53%
Exercise price		$ 0.04	$ 0.02
Grant date fair value of options granted		$ 0.03	$ 0.01